Fair Value Measurements - Summary of Investment in Convertible Instrument From Myx Measured at Fair Value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Balance, beginning of year	$ 10,288
Investment in convertible instrument	5,000
Change in fair value	$ 3,114
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Conversion of investment	$ (18,402)
Balance, end of year	$ 0